Long-Term Debt, Summary of Long-Term Debt - 20F (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Long-Term Debt [Abstract]
Secured loan facilities	$ 178,064	$ 178,447	$ 0
Less: Deferred financing costs	(856)	(942)	0
Total	177,208	177,505	0
Less-current portion	(6,583)	(718)	0
Long-term portion	$ 170,625	$ 176,787	$ 0